Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Bank Loans - 1.1%
Consumer, Non-cyclical - 1.1%
Medline Borrower LP, Term Loan, ICE LIBOR USD 1 Month + 3.2500%,
3.7500%, 10/23/28
‡,ƒ
$ 319,100 $ 317,654
Trans Union LLC, Term Loan B6, ICE LIBOR USD 1 Month + 2.2500%,
2.7500%, 12/1/28
‡,ƒ
183,774 182,922
500,576
Total Bank Loans (cost $501,624) 500,576
Corporate Bonds - 98.0%
Basic Materials - 2.1%
Constellium SE, 3.7500%, 4/15/29 (144A) 270,000 255,301
Ecolab, Inc., 2.7000%, 11/1/26 335,000 346,355
RPM International, Inc., 2.9500%, 1/15/32 345,000 342,508
944,164
Communications - 2.8%
Comcast Corp., 4.1500%, 10/15/28 104,000 114,488
Comcast Corp., 1.9500%, 1/15/31 122,000 115,194
Comcast Corp., 3.9990%, 11/1/49 262,000 283,799
Netflix, Inc., 3.6250%, 6/15/25 (144A) 151,000 156,370
Netflix, Inc., 4.8750%, 6/15/30 (144A) 241,000 268,426
Verizon Communications, Inc., 3.0000%, 11/20/60 373,000 323,988
1,262,265
Consumer, Cyclical - 6.4%
Aptiv plc, 4.3500%, 3/15/29 93,000 102,891
Aptiv plc, 4.4000%, 10/1/46 199,000 217,692
General Motors Co., 5.9500%, 4/1/49 186,000 235,900
General Motors Financial Co., Inc., 3.1000%, 1/12/32 210,000 205,602
Hasbro, Inc., 3.5000%, 9/15/27 241,000 251,593
Hasbro, Inc., 5.1000%, 5/15/44 316,000 371,061
Home Depot, Inc. (The), 2.7000%, 4/1/23 233,000 236,754
Lithia Motors, Inc., 3.8750%, 6/1/29 (144A) 135,000 132,638
Lithia Motors, Inc., 4.3750%, 1/15/31 (144A) 259,000 260,450
Marriott International, Inc., 4.1500%, 12/1/23 112,000 116,426
Marriott International, Inc., 4.0000%, 4/15/28 109,000 115,326
Marriott International, Inc., 3.5000%, 10/15/32 166,000 167,436
Whirlpool Corp., 4.0000%, 3/1/24 177,000 185,450
Whirlpool Corp., 4.6000%, 5/15/50 246,000 283,007
2,882,226
Consumer, Non-cyclical - 23.4%
Abbott Laboratories, 2.9500%, 3/15/25 112,000 115,785
Abbott Laboratories, 6.1500%, 11/30/37 113,000 157,052
AbbVie, Inc., 2.9500%, 11/21/26 134,000 137,803
AbbVie, Inc., 3.2000%, 11/21/29 132,000 135,942
AbbVie, Inc., 4.2500%, 11/21/49 141,000 156,947
Amgen, Inc., 2.3000%, 2/25/31 118,000 113,910
Amgen, Inc., 2.7700%, 9/1/53 173,000 148,988
Anthem, Inc., 1.5000%, 3/15/26 94,000 91,978
Anthem, Inc., 2.5500%, 3/15/31 161,000 157,165
Anthem, Inc., 3.6000%, 3/15/51 106,000 108,741
Bausch Health Cos., Inc., 6.1250%, 2/1/27 (144A) 340,000 341,275
Boston Scientific Corp., 1.9000%, 6/1/25 117,000 116,326
Boston Scientific Corp., 2.6500%, 6/1/30 160,000 157,914
Bristol-Myers Squibb Co., 4.5500%, 2/20/48 272,000 325,631
Centene Corp., 2.6250%, 8/1/31 187,000 174,991
Cigna Corp., 3.0000%, 7/15/23 93,000 94,941

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Cigna Corp., 2.3750%, 3/15/31 $ 164,000 $ 157,078
Cigna Corp., 3.4000%, 3/15/50 338,000 320,229
Coca-Cola Co. (The), 2.9000%, 5/25/27 153,000 160,129
Coca-Cola Co. (The), 2.8750%, 5/5/41 229,000 223,219
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 248,000 227,555
CVS Health Corp., 3.3750%, 8/12/24 179,000 185,512
CVS Health Corp., 3.7500%, 4/1/30 235,000 249,872
CVS Health Corp., 4.1250%, 4/1/40 350,000 377,557
General Mills, Inc., 2.2500%, 10/14/31 236,000 226,683
GXO Logistics, Inc., 1.6500%, 7/15/26 (144A) 191,000 183,320
GXO Logistics, Inc., 2.6500%, 7/15/31 (144A) 235,000 222,945
HCA, Inc., 5.2500%, 6/15/26 104,000 113,781
HCA, Inc., 4.1250%, 6/15/29 109,000 116,111
HCA, Inc., 3.5000%, 9/1/30 198,000 197,087
HCA, Inc., 5.2500%, 6/15/49 366,000 431,194
Humana, Inc., 3.1500%, 12/1/22 117,000 118,561
Humana, Inc., 3.1250%, 8/15/29 111,000 113,129
Humana, Inc., 3.9500%, 8/15/49 101,000 107,712
Illumina, Inc., 0.5500%, 3/23/23 120,000 119,089
Illumina, Inc., 2.5500%, 3/23/31 187,000 181,377
JBS USA LUX SA, 3.0000%, 5/15/32 (144A) 366,000 341,299
JBS USA LUX SA, 4.3750%, 2/2/52 (144A) 339,000 328,728
Laboratory Corp. of America Holdings, 2.7000%, 6/1/31 231,000 227,576
Medtronic Global Holdings SCA, 3.3500%, 4/1/27 152,000 160,642
Medtronic, Inc., 4.0000%, 4/1/43 86,000 96,813
Novartis Capital Corp., 2.2000%, 8/14/30 123,000 120,508
Novartis Capital Corp., 2.7500%, 8/14/50 160,000 150,609
PayPal Holdings, Inc., 2.6500%, 10/1/26 224,000 229,795
PayPal Holdings, Inc., 3.2500%, 6/1/50 107,000 106,374
Pfizer, Inc., 3.6000%, 9/15/28 106,000 114,760
Pfizer, Inc., 4.2000%, 9/15/48 151,000 177,561
Pilgrim's Pride Corp., 4.2500%, 4/15/31 (144A) 189,000 186,484
Royalty Pharma plc, 2.1500%, 9/2/31 514,000 469,796
Royalty Pharma plc, 3.5500%, 9/2/50 415,000 376,203
Sysco Corp., 2.4000%, 2/15/30 355,000 345,174
Sysco Corp., 6.6000%, 4/1/40 178,000 244,847
Verisk Analytics, Inc., 3.6250%, 5/15/50 285,000 289,627
10,534,325
Energy - 2.1%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 284,000 295,099
Enbridge, Inc., 2.5000%, 8/1/33 357,000 336,749
Sabine Pass Liquefaction LLC, 5.6250%, 3/1/25 146,000 159,450
Sabine Pass Liquefaction LLC, 4.5000%, 5/15/30 145,000 158,994
950,292
Financial - 33.4%
AerCap Ireland Capital DAC, 1.7500%, 1/30/26 481,000 462,272
AerCap Ireland Capital DAC, 3.3000%, 1/30/32 245,000 239,179
Air Lease Corp., 3.1250%, 12/1/30 465,000 452,067
Alexandria Real Estate Equities, Inc., 3.8000%, 4/15/26 217,000 231,778
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 195,000 180,801
American Express Co., 3.3000%, 5/3/27 (144A) 227,000 236,912
American Homes 4 Rent LP, 3.3750%, 7/15/51 233,000 216,969
American Tower Corp., 2.4000%, 3/15/25 93,000 93,490

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
American Tower Corp., 1.8750%, 10/15/30 $ 123,000 $ 112,192
American Tower Corp., 3.1000%, 6/15/50 191,000 170,036
Bank of America Corp., ICE LIBOR USD 3 Month + 3.1350%, 5.2000%, 6/1/23
‡,μ
263,000 269,575
Bank of America Corp., SOFR + 0.9600%, 1.7340%, 7/22/27
‡
2,000 1,940
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
358,000 338,882
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
233,000 225,788
BlackRock, Inc., 3.2000%, 3/15/27 327,000 345,054
BNP Paribas SA, SOFR + 1.5610%, 3.1320%, 1/20/33 (144A)
‡
200,000 197,850
Boston Properties LP, 4.5000%, 12/1/28 102,000 112,656
Boston Properties LP, 2.5500%, 4/1/32 236,000 227,112
Charles Schwab Corp. (The), 3.2000%, 3/2/27 108,000 113,027
Charles Schwab Corp. (The), US Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.0790%, 4.0000%, 12/1/30
‡,μ
229,000 224,367
Citigroup, Inc., ICE LIBOR USD 3 Month + 3.4230%, 6.3000%, 5/15/24
‡,μ
199,000 204,632
Citigroup, Inc., 3.4000%, 5/1/26 1,000 1,050
Citigroup, Inc., SOFR + 2.1070%, 2.5720%, 6/3/31
‡
233,000 227,047
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
117,000 118,172
Citigroup, Inc., ICE LIBOR USD 3 Month + 1.1680%, 3.8780%, 1/24/39
‡
103,000 110,950
CME Group, Inc., 3.7500%, 6/15/28 314,000 340,520
Cooperatieve Rabobank UA, 3.7500%, 7/21/26 514,000 538,946
Crown Castle International Corp., 2.5000%, 7/15/31 165,000 157,568
Crown Castle International Corp., 2.9000%, 4/1/41 146,000 132,509
Crown Castle International Corp., 4.1500%, 7/1/50 205,000 216,605
Digital Realty Trust LP, 4.7500%, 10/1/25 149,000 163,177
Digital Realty Trust LP, 4.4500%, 7/15/28 145,000 159,380
Equinix , Inc., 1.5500%, 3/15/28 122,000 114,147
Equinix , Inc., 2.5000%, 5/15/31 235,000 224,963
Equinix , Inc., 3.4000%, 2/15/52 159,000 151,710
Goldman Sachs Group, Inc. (The), SOFR + 1.1140%, 2.6400%, 2/24/28
‡
181,000 181,304
Goldman Sachs Group, Inc. (The), SOFR + 1.4100%, 3.1020%, 2/24/33
‡
198,000 199,133
Healthpeak Properties, Inc., 1.3500%, 2/1/27 312,000 298,235
Healthpeak Properties, Inc., 2.8750%, 1/15/31 113,000 113,460
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
341,000 339,295
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
357,000 354,681
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
265,000 266,742
Lloyds Banking Group plc, 4.6500%, 3/24/26 516,000 555,451
Mastercard , Inc., 3.3750%, 4/1/24 112,000 116,618
Mastercard , Inc., 3.5000%, 2/26/28 106,000 113,706
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
459,000 459,572
Morgan Stanley, SOFR + 1.3600%, 2.4840%, 9/16/36
‡
609,000 565,779
Nasdaq, Inc., 1.6500%, 1/15/31 252,000 227,467
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 586,000 569,005
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
479,000 455,569
PNC Financial Services Group, Inc. (The), 2.6000%, 7/23/26 157,000 161,545
PNC Financial Services Group, Inc. (The), 2.5500%, 1/22/30 115,000 114,782
Raymond James Financial, Inc., 3.7500%, 4/1/51 211,000 221,551
Rexford Industrial Realty LP, 2.1500%, 9/1/31 362,000 333,905
Rocket Mortgage LLC, 4.0000%, 10/15/33 (144A) 500,000 467,850
Sun Communities Operating LP, 2.7000%, 7/15/31 304,000 291,875
SVB Financial Group, 1.8000%, 2/2/31 247,000 225,903
SVB Financial Group, US Treasury Yield Curve Rate T Note Constant Maturity 10
Year + 3.0640%, 4.1000%, 2/15/31
‡,μ
186,000 175,625

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Truist Bank, 2.2500%, 3/11/30 $ 446,000 $ 430,153
US Bancorp, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
0.9500%, 2.4910%, 11/3/36
‡
234,000 224,652
Visa, Inc., 2.0000%, 8/15/50 107,000 87,248
WP Carey, Inc., 2.4500%, 2/1/32 234,000 222,964
15,087,393
Industrial - 11.9%
Allegion plc, 3.5000%, 10/1/29 219,000 226,476
Arcosa , Inc., 4.3750%, 4/15/29 (144A) 165,000 160,462
Ball Corp., 3.1250%, 9/15/31 260,000 242,775
Canadian Pacific Railway Co., 1.7500%, 12/2/26 237,000 232,550
Canadian Pacific Railway Co., 3.0000%, 12/2/41 237,000 227,610
Covanta Holding Corp., 4.8750%, 12/1/29 (144A) 223,000 221,528
FedEx Corp., 3.2500%, 4/1/26 154,000 162,088
FedEx Corp., 3.2500%, 5/15/41 229,000 219,681
Johnson Controls International plc, 1.7500%, 9/15/30 367,000 343,512
Norfolk Southern Corp., 3.1500%, 6/1/27 110,000 114,497
Norfolk Southern Corp., 2.3000%, 5/15/31 313,000 305,339
Otis Worldwide Corp., 2.0560%, 4/5/25 232,000 232,970
Otis Worldwide Corp., 2.5650%, 2/15/30 114,000 112,746
Otis Worldwide Corp., 3.3620%, 2/15/50 131,000 129,264
Owens Corning, 3.9500%, 8/15/29 316,000 337,953
Owens Corning, 4.3000%, 7/15/47 182,000 198,122
Trane Technologies Luxembourg Finance SA, 3.5500%, 11/1/24 290,000 302,005
Trimble, Inc., 4.9000%, 6/15/28 305,000 336,893
Waste Management, Inc., 2.4000%, 5/15/23 201,000 203,755
Waste Management, Inc., 2.5000%, 11/15/50 215,000 189,364
Westinghouse Air Brake Technologies Corp., 3.4500%, 11/15/26 224,000 232,269
Xylem, Inc., 1.9500%, 1/30/28 174,000 169,281
Xylem, Inc., 2.2500%, 1/30/31 304,000 290,603
Xylem, Inc., 4.3750%, 11/1/46 173,000 193,639
5,385,382
Technology - 10.7%
Adobe, Inc., 3.2500%, 2/1/25 221,000 230,276
Apple, Inc., 3.0000%, 11/13/27 99,000 103,291
Apple, Inc., 2.7000%, 8/5/51 289,000 264,709
Apple, Inc., 2.8500%, 8/5/61 257,000 233,541
Autodesk, Inc., 3.5000%, 6/15/27 217,000 228,734
Autodesk, Inc., 2.8500%, 1/15/30 113,000 114,373
Broadcom Corp., 3.8750%, 1/15/27 108,000 113,879
Broadcom, Inc., 3.4690%, 4/15/34 (144A) 341,000 337,768
Broadcom, Inc., 3.7500%, 2/15/51 (144A) 371,000 357,201
Marvell Technology, Inc., 2.9500%, 4/15/31 463,000 453,481
Micron Technology, Inc., 4.1850%, 2/15/27 169,000 180,090
Micron Technology, Inc., 5.3270%, 2/6/29 158,000 180,028
Micron Technology, Inc., 2.7030%, 4/15/32 118,000 112,834
MSCI, Inc., 3.2500%, 8/15/33 (144A) 87,000 81,591
NVIDIA Corp., 1.5500%, 6/15/28 238,000 228,776
NXP BV, 2.7000%, 5/1/25 (144A) 160,000 162,704
NXP BV, 2.5000%, 5/11/31 (144A) 364,000 348,484
salesforce.com, Inc., 2.9000%, 7/15/51 185,000 175,658
salesforce.com, Inc., 3.0500%, 7/15/61 115,000 108,789
SK Hynix, Inc., 2.3750%, 1/19/31 (144A) 363,000 337,657

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
VMware, Inc., 4.5000%, 5/15/25 $ 194,000 $ 207,626
VMware, Inc., 4.7000%, 5/15/30 101,000 113,178
VMware, Inc., 2.2000%, 8/15/31 168,000 156,874
4,831,542
Utilities - 5.2%
AES Corp. (The), 1.3750%, 1/15/26 120,000 114,617
AES Corp. (The), 2.4500%, 1/15/31 141,000 132,870
Algonquin Power & Utilities Corp., US Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.4990%, 4.7500%, 1/18/82
‡
315,000 311,228
American Water Capital Corp., 3.8500%, 3/1/24 112,000 116,533
American Water Capital Corp., 2.3000%, 6/1/31 94,000 90,990
American Water Capital Corp., 3.2500%, 6/1/51 156,000 152,864
Dominion Energy, Inc., 2.2500%, 8/15/31 355,000 337,847
Duquesne Light Holdings, Inc., 2.7750%, 1/7/32 (144A) 585,000 557,633
NextEra Energy Capital Holdings, Inc., 1.9000%, 6/15/28 308,000 298,501
NextEra Energy Capital Holdings, Inc., US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.5470%, 3.8000%, 3/15/82
‡
240,000 235,264
2,348,347
Total Corporate Bonds (cost $46,701,621) 44,225,936
Investment Companies - 1.8%
Money Market Funds - 1.8%
Federated Hermes Government Obligations Tax-Managed Fund, 0.0100%
∞
(cost
$832,915) 832,915 832,915
Total Investments (total cost $48,036,160 ) - 100.9% 45,559,427
Liabilities, net of Cash, Receivables and Other Assets - (0.9%) (414,347)
Net Assets - 100.0% $45,145,080
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 39,091,611 85.8%
Ireland 1,248,510 2.8
Canada 1,108,137 2.4
Netherlands 1,050,134 2.3
United Kingdom 1,011,020 2.2
Australia 569,005 1.3
Luxembourg 462,647 1.0
France 453,151 1.0
South Korea 337,657 0.7
Mexico 227,555 0.5
Total $ 45,559,427 100.0%

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2022

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Bought:
U.S. Treasury 2 Year Notes 10 3/31/22 $ 2,166,563 $ (3,181)
U.S. Treasury 5 Year Notes 5 3/31/22 596,016 (85)
U.S. Treasury Long Bonds 32 3/22/22 4,980,000 (94,611)
U.S. Treasury Ultra Bonds 4 3/22/22 755,750 1,494
(96,383)
Futures Sold:
U.S. Treasury 10 Year Notes 13 3/22/22 (1,663,594) 15,970
U.S. Treasury 10 Year Ultra Bonds 59 3/22/22 (8,426,859) 72,554
88,524
Total $(7,859)
Average ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2022
Derivative Value*
Futures contracts, purchased $7,563,693
Futures contracts, sold 12,416,414
* Futures contracts are reported as the average ending monthly notional value.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2022

ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
∞ Rate shown is the 7-day yield as of January 31, 2022.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2022
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2022 is $6,713,881 which represents 14.9% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Bank Loans $ — $ 500,576 $ —
Corporate Bonds — 44,225,936 —
Investment Companies 832,915 — —
Total Assets $ 832,915 $ 44,726,512 $ —
Liabilities
Other Financial Instruments
(a)
:
Variation Margin Payable on Futures Contracts $ 43,781 $ — $ —
Total Liabilities $ 43,781 $ — $ —
(a) Other financial instruments include futures contracts. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available.
Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation Procedures.
Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70442 03-22